UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.0% of Net Assets
	Aerospace & Defense — 2.2%
55,600	Alliant Techsystems, Inc.(b)(e)	$5,756,268
339,582	Boeing Co.(The)(e)	25,254,713
41,380	Goodrich Corp.(e)	2,379,764
408,190	Honeywell International, Inc.(e)	23,030,080
123,130	Raytheon Co.(e)	7,955,429
449,640	United Technologies Corp.(e)	30,944,225

		95,320,479

	Air Freight & Logistics — 1.0%
620,730	United Parcel Service, Inc., Class B(e)	45,325,705

	Auto Components — 0.3%
233,270	American Axle & Manufacturing Holdings, Inc.(e)	4,782,035
174,958	ArvinMeritor, Inc.(e)	2,188,725
262,890	Cooper Tire & Rubber Co.(e)	3,935,463

		10,906,223

	Beverages — 1.9%
788,810	Coca-Cola Co.(The)(e)	48,014,864
493,659	PepsiCo, Inc.(e)	35,642,180

		83,657,044

	Biotechnology — 0.9%
314,407	Amgen, Inc.(b)(e)	13,135,924
68,200	Biogen Idec, Inc.(b)(e)	4,207,258
46,400	Cephalon, Inc.(b)(e)	2,988,160
154,900	Genentech, Inc.(b)(e)	12,574,782
105,600	Gilead Sciences, Inc.(b)(e)	5,441,568

		38,347,692

	Capital Markets — 1.9%
471,596	Charles Schwab Corp.(The)(e)	8,880,153
107,000	Eaton Vance Corp.(e)	3,264,570
172,267	Goldman Sachs Group, Inc.(The)(e)	28,491,239
97,141	Legg Mason, Inc.(e)	5,437,953
229,490	Merrill Lynch & Co., Inc.(e)	9,349,423
370,250	Morgan Stanley(e)	16,920,425
280,700	Waddell & Reed Financial, Inc., Class A(e)	9,018,891

		81,362,654

	Chemicals — 2.0%
716,448	Dow Chemical Co.(The)(e)	26,401,109
580,110	E.I. Du Pont de Nemours & Co.(e)	27,125,944
143,100	Eastman Chemical Co.(e)	8,936,595
161,450	Lubrizol Corp.(e)	8,962,089
23,400	Monsanto Co.(e)	2,609,100
397,650	Olin Corp.(e)	7,857,564
262,150	RPM International, Inc.(e)	5,489,421

		87,381,822

	Commercial Banks — 4.6%
141,100	Associated Banc-Corp.(e)	3,757,493
41,200	Barclays PLC, Sponsored ADR(e)	1,491,440
120,000	Citizens Republic Bancorp, Inc.(e)	1,491,600
77,000	First Midwest Bancorp, Inc.(e)	2,138,290
126,900	FirstMerit Corp.(e)	2,621,754
381,500	HSBC Holdings PLC, Sponsored ADR(e)	31,397,450
682,538	Lloyds TSB Group PLC, Sponsored ADR(e)	24,503,114
90,966	Old National Bancorp(e)	1,637,388
1,160,983	U.S. Bancorp(e)	37,569,410
1,077,721	Wachovia Corp.(e)	29,098,467
2,216,670	Wells Fargo & Co.(e)	64,505,097

		200,211,503

	Commercial Services & Supplies — 0.9%
48,200	Avery Dennison Corp.(e)	2,373,850
265,400	Deluxe Corp.(e)	5,098,334
94,900	Dun & Bradstreet Corp.(e)	7,722,962
140,650	R. R. Donnelley & Sons Co.(e)	4,263,102
379,337	Resources Connection, Inc.(e)	6,778,752
354,100	Waste Management, Inc.(e)	11,883,596

		38,120,596

	Communications Equipment — 2.3%
66,350	Adtran, Inc.(e)	1,227,475
2,044,456	Cisco Systems, Inc.(b)(e)	49,250,945
567,775	Corning, Inc.(e)	13,649,311
256,200	JDS Uniphase Corp.(b)(e)	3,430,518
1,023,451	Motorola, Inc.(e)	9,518,094
54,560	Plantronics, Inc.(e)	1,053,554
537,580	QUALCOMM, Inc.(e)	22,040,780

		100,170,677

	Computers & Peripherals — 4.6%
379,894	Apple, Inc.(b)(e)	54,514,789
938,960	Dell, Inc.(b)(e)	18,704,083
947,225	Hewlett-Packard Co.(e)	43,250,294
694,360	International Business Machines Corp.(e)	79,948,610

		196,417,776

	Consumer Finance — 0.4%
345,470	American Express Co.(e)	15,103,948
159,775	Discover Financial Services(e)	2,615,517

		17,719,465

	Containers & Packaging — 0.5%
517,050	Packaging Corp. of America(e)	11,545,726
299,600	Sonoco Products Co.(e)	8,577,548

		20,123,274

	Distributors — 0.1%
116,650	Genuine Parts Co.(e)	4,691,663

	Diversified Financial Services — 3.9%
1,978,541	Bank of America Corp.(e)	75,006,489
932,378	Citigroup, Inc.(e)	19,971,537
40,800	CME Group, Inc.(e)	19,139,280
53,900	ING Groep NV, Sponsored ADR(e)	2,014,243
1,218,067	JPMorgan Chase & Co.(e)	52,315,978

		168,447,527

	Diversified Telecommunication Services — 3.0%
2,210,501	AT&T, Inc.(e)	84,662,188
1,202,208	Verizon Communications, Inc.(e)	43,820,482

		128,482,670

	Electric Utilities — 1.2%
977,400	Duke Energy Corp.(e)	17,446,590
25,000	Exelon Corp.(e)	2,031,750
464,930	Great Plains Energy, Inc.(e)	11,460,525
68,700	Hawaiian Electric Industries, Inc.(e)	1,639,869
187,750	Pepco Holdings, Inc.(e)	4,641,180
335,653	Progress Energy, Inc.(e)	13,996,730

		51,216,644

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Electrical Equipment — 1.3%
914,000	Emerson Electric Co.(e)	$47,034,440
164,750	Hubbell, Inc., Class B(e)	7,197,927

		54,232,367

	Electronic Equipment & Instruments — 0.1%
134,700	Tyco Electronics, Ltd.(e)	4,622,904

	Energy Equipment & Services — 2.9%
83,190	Baker Hughes, Inc.(e)	5,698,515
288,245	BJ Services Co.(e)	8,217,865
65,500	CARBO Ceramics, Inc.(e)	2,626,550
137,700	Diamond Offshore Drilling, Inc.(e)	16,028,280
81,250	ENSCO International, Inc.(e)	5,087,875
497,630	Halliburton Co.(e)	19,571,788
179,449	Patterson-UTI Energy, Inc.(e)	4,697,975
459,720	Schlumberger, Ltd.(e)	39,995,640
152,700	Smith International, Inc.(e)	9,807,921
213,550	Tidewater, Inc.(e)	11,768,740

		123,501,149

	Food & Staples Retailing — 1.8%
491,332	CVS Caremark Corp.(e)	19,903,859
33,100	Longs Drug Stores Corp.(e)	1,405,426
91,890	SUPERVALU, Inc.(e)	2,754,862
1,016,930	Wal-Mart Stores, Inc.(e)	53,571,873

		77,636,020

	Food Products — 1.0%
186,910	ConAgra Foods, Inc.(e)	4,476,495
999,313	Kraft Foods, Inc., Class A(e)	30,988,696
626,250	Sara Lee Corp.(e)	8,754,975

		44,220,166

	Gas Utilities — 1.1%
617,500	Atmos Energy Corp.(e)	15,746,250
184,600	National Fuel Gas Co.(e)	8,714,966
350,200	Nicor, Inc.(e)	11,735,202
155,800	Oneok, Inc.(e)	6,953,354
69,786	WGL Holdings, Inc.(e)	2,237,339

		45,387,111

	Health Care Equipment & Supplies — 1.2%
202,750	Baxter International, Inc.(e)	11,723,005
626,812	Boston Scientific Corp.(b)(e)	8,067,070
135,700	Covidien, Ltd.(e)	6,004,725
513,700	Medtronic, Inc.(e)	24,847,669
62,400	Mentor Corp.(e)	1,604,928

		52,247,397

	Health Care Providers & Services — 1.6%
222,700	Aetna, Inc.(e)	9,373,443
123,425	Coventry Health Care, Inc.(b)(e)	4,980,199
150,300	Lincare Holdings, Inc.(b)(e)	4,224,933
275,626	Medco Health Solutions, Inc.(b)(e)	12,069,662
564,510	UnitedHealth Group, Inc.(e)	19,396,564
115,200	Universal Health Services, Inc., Class B(e)	6,185,088
261,000	WellPoint, Inc.(b)(e)	11,517,930

		67,747,819

	Hotels, Restaurants & Leisure — 1.1%
106,920	International Game Technology(e)	4,299,253
577,087	McDonald’s Corp.(e)	32,184,142
145,778	Starwood Hotels & Resorts Worldwide, Inc.(e)	7,544,011
83,533	Tim Hortons, Inc.(e)	2,844,299
65,800	Wendy’s International, Inc.(e)	1,517,348

		48,389,053

	Household Durables — 1.3%
72,069	Black & Decker Corp.(The)(e)	4,763,761
65,900	Ethan Allen Interiors, Inc.(e)	1,873,537
153,765	Furniture Brands International, Inc.(e)	1,799,050
204,450	Leggett & Platt, Inc.(e)	3,117,862
382,210	Newell Rubbermaid, Inc.(e)	8,741,143
64,500	Snap-On, Inc.(e)	3,279,825
131,100	Stanley Works (The)(e)	6,242,982
441,750	Tupperware Brands Corp.(e)	17,086,890
99,574	Whirlpool Corp.(e)	8,641,032

		55,546,082

	Household Products — 2.7%
241,960	Colgate-Palmolive Co.(e)	18,851,104
184,640	Kimberly-Clark Corp.(e)	11,918,512
1,212,964	Procter & Gamble Co.(e)	84,992,387

		115,762,003

	Independent Power Producers & Energy Traders — 0.1%
100,500	Mirant Corp.(b)(e)	3,657,195

	Industrial Conglomerates — 4.4%
428,000	3M Co.(e)	33,876,200
3,979,546	General Electric Co.(e)	147,282,997
176,100	Tyco International, Ltd.(e)	7,757,205

		188,916,402

	Insurance — 3.9%
106,400	Aegon NV(e)	1,557,696
247,260	Allstate Corp.(The)(e)	11,883,316
702,226	American International Group, Inc.(e)	30,371,275
82,900	AON Corp.(e)	3,332,580
652,150	Arthur J Gallagher & Co.(e)	15,403,783
160,500	Axa SA, Sponsored ADR(e)	5,795,655
1,229,677	Fidelity National Financial, Inc., Class A(e)	22,539,979
105,612	Hartford Financial Services Group, Inc.(e)	8,002,221
297,423	Lincoln National Corp.(e)	15,465,996
296,640	Marsh & McLennan Cos., Inc.(e)	7,223,184
82,750	Mercury General Corp.(e)	3,666,653
22,700	MetLife, Inc.	1,367,902
190,500	Nationwide Financial Services, Class A(e)	9,006,840
128,180	Old Republic International Corp.(e)	1,654,804
406,000	Travelers Cos., Inc, (The)(e)	19,427,100
167,450	Unitrin, Inc.(e)	5,917,683
53,546	XL Capital, Ltd., Class A(e)	1,582,284
74,941	Zenith National Insurance Corp.(e)	2,687,384

		166,886,335

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Internet & Catalog Retail — 0.3%
167,680	Amazon.com, Inc.(b)(e)	$11,955,584

	Internet Software & Services — 1.5%
150,500	Akamai Technologies, Inc.(b)(e)	4,238,080
475,309	eBay, Inc.(b)(e)	14,183,221
99,100	Google, Inc., Class A(b)(e)	43,650,577
72,000	VeriSign, Inc.(b)(e)	2,393,280

		64,465,158

	IT Services — 1.1%
30,700	Accenture, Ltd., Class A(e)	1,079,719
236,950	Automatic Data Processing, Inc.(e)	10,044,310
47,437	Broadridge Financial Solutions, Inc.(e)	834,891
139,600	Cognizant Technology Solutions Corp.(e), Class A(b)(e)	4,024,668
83,700	DST Systems, Inc.(b)(e)	5,502,438
157,850	Electronic Data Systems Corp.(e)	2,628,203
143,596	Fidelity National Information Services, Inc.(e)	5,476,751
26,000	Mastercard, Inc., Class A(e)	5,797,740
266,930	Paychex, Inc.(e)	9,145,022
163,295	Western Union Co.(The)(e)	3,473,285

		48,007,027

	Leisure Equipment & Products — 0.6%
268,500	Eastman Kodak Co.(e)	4,744,395
946,740	Mattel, Inc.(e)	18,840,126
69,200	Polaris Industries, Inc.(e)	2,837,892

		26,422,413

	Machinery — 2.3%
303,330	Caterpillar, Inc.(e)	23,747,706
105,534	Cummins, Inc.(e)	4,941,102
336,784	Deere & Co.(e)	27,090,905
54,617	Eaton Corp.(e)	4,351,336
134,400	Ingersoll-Rand Co., Ltd., Class A(e)	5,991,552
68,650	Parker Hannifin Corp.(e)	4,755,385
90,050	Pentair, Inc.(e)	2,872,595
211,700	SPX Corp.(e)	22,207,330
95,800	Timken Co.(The)(e)	2,847,176

		98,805,087

	Media — 1.6%
133,819	Comcast Corp., Special Class A(e)	2,538,546
249,972	Lamar Advertising Co., Class A(b)(e)	8,981,494
126,130	Omnicom Group, Inc.(e)	5,572,423
641,705	Regal Entertainment Group, Class A(e)	12,378,490
1,345,070	Time Warner, Inc.(e)	18,857,881
657,870	Walt Disney Co.(The)(e)	20,643,961

		68,972,795

	Metals & Mining — 2.2%
199,260	Alcoa, Inc.(e)	7,185,316
828,408	Cia Siderurgica Nacional SA, Sponsored ADR(e)	29,814,404
120,900	Gerdau SA, Sponsored ADR(e)	3,695,913
111,100	Nucor Corp.(e)	7,525,914
426,869	Southern Copper Corp.(e)	44,321,808
251,900	Worthington Industries, Inc.(e)	4,249,553

		96,792,908

	Multi Utilities — 1.3%
316,490	Ameren Corp.(e)	13,938,220
383,570	Consolidated Edison, Inc.(e)	15,227,729
127,000	Energy East Corp.(e)	3,063,240
254,882	Integrys Energy Group, Inc.(e)	11,887,696
162,650	OGE Energy Corp.(e)	5,069,801
207,400	Public Service Enterprise Group, Inc.(e)	8,335,406

		57,522,092

	Multiline Retail — 0.5%
139,149	J.C. Penney Co., Inc.(e)	5,247,309
178,300	Macy’s, Inc.(e)	4,111,598
267,100	Nordstrom, Inc.(e)	8,707,460
21,409	Sears Holdings Corp.(b)(e)	2,185,645

		20,252,012

	Oil, Gas & Consumable Fuels — 9.5%
188,100	BP PLC, Sponsored ADR(e)	11,408,265
353,787	Chesapeake Energy Corp.(e)	16,327,270
798,374	Chevron Corp.(e)	68,149,205
45,800	CNOOC, Ltd., ADR(e)	6,722,982
592,222	ConocoPhillips(e)	45,133,239
72,000	CONSOL Energy, Inc.(e)	4,981,680
49,131	Crosstex Energy, Inc.(e)	1,667,997
156,600	ENI SpA, Sponsored ADR(e)	10,666,026
2,294,422	Exxon Mobil Corp.(e)	194,062,213
460,700	Occidental Petroleum Corp.(e)	33,709,419
48,503	Pioneer Natural Resources Co.(e)	2,382,467
174,800	Royal Dutch Shell PLC, Class A, ADR(e)	12,057,704
100,350	StatoilHydro ASA, Sponsored ADR(e)	2,997,454

		410,265,921

	Paper & Forest Products — 0.1%
127,225	MeadWestvaco Corp.(e)	3,463,065

	Personal Products — 0.1%
130,650	Avon Products, Inc.(e)	5,165,901

	Pharmaceuticals — 7.0%
650,510	Abbott Laboratories(e)	35,875,626
459,240	Eli Lilly & Co.(e)	23,692,192
192,250	GlaxoSmithKline PLC, Sponsored ADR(e)	8,157,167
1,429,392	Johnson & Johnson(e)	92,724,659
1,105,420	Merck & Co., Inc.(e)	41,950,689
2,949,800	Pfizer, Inc.(e)	61,739,314
384,080	Schering-Plough Corp.(e)	5,534,593
228,900	Teva Pharmaceutical Industries, Ltd., Sponsored ADR(e)	10,572,891
531,230	Wyeth(e)	22,184,165

		302,431,296

	REITs – Healthcare — 0.6%
125,000	Healthcare Realty Trust, Inc.(e)	3,268,750
425,450	Nationwide Health Properties, Inc.(e)	14,358,938
261,000	Senior Housing Properties Trust(e)	6,185,700

		23,813,388

	REITs – Hotels — 0.6%
772,366	Hospitality Properties Trust(e)	26,275,891

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	REITs - Industrial — 0.3%
230,370	Duke Realty Corp.(e)	$5,254,740
224,500	Liberty Property Trust(e)	6,984,195

		12,238,935

	REITs - Office — 0.1%
121,800	Mack-Cali Realty Corp.(e)	4,349,478

	REITs - Regional Malls — 0.0%
57,112	CBL & Associates Properties, Inc.(e)	1,343,845

	REITs - Triple Net Lease — 0.1%
322,065	Lexington Realty Trust(e)	4,640,957

	Road & Rail — 0.6%
492,001	CSX Corp.(e)	27,586,496

	Semiconductors & Semiconductor Equipment — 3.3%
362,075	Advanced Micro Devices, Inc.(b)(e)	2,132,622
178,380	Altera Corp.(e)	3,287,543
181,530	Analog Devices, Inc.(e)	5,358,766
540,950	Applied Materials, Inc.(e)	10,553,935
2,532,858	Intel Corp.(e)	53,645,932
109,800	Kla-Tencor Corp.(e)	4,073,580
192,490	Linear Technology Corp.(e)	5,907,518
443,810	Microchip Technology, Inc.(e)	14,525,901
150,980	National Semiconductor Corp.(e)	2,765,954
232,872	NVIDIA Corp.(b)(e)	4,608,537
365,540	PMC-Sierra, Inc.(b)(e)	2,083,578
726,749	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(e)	7,463,712
602,090	Texas Instruments, Inc.(e)	17,021,084
303,480	Xilinx, Inc.(e)	7,207,650

		140,636,312

	Software — 3.3%
336,900	Activision, Inc.(b)(e)	9,200,739
225,271	Adobe Systems, Inc.(b)(e)	8,017,395
101,100	Autodesk, Inc.(b)(e)	3,182,628
2,795,860	Microsoft Corp.(e)	79,346,507
1,522,267	Oracle Corp.(b)(e)	29,775,543
126,605	Quality Systems, Inc.(e)	3,781,691
418,284	Symantec Corp.(b)(e)	6,951,880

		140,256,383

	Specialty Retail — 2.1%
116,100	Abercrombie & Fitch Co., Class A(e)	8,491,554
232,150	American Eagle Outfitters, Inc.(e)	4,064,946
246,565	Best Buy Co., Inc.(e)	10,222,585
267,410	Gap, Inc.(The)(e)	5,262,629
894,009	Home Depot, Inc.(e)	25,005,432
294,060	Limited Brands, Inc.(e)	5,028,426
386,050	Lowe’s Cos., Inc.(e)	8,855,987
62,500	OfficeMax, Inc.(e)	1,196,250
87,900	RadioShack Corp.(e)	1,428,375
158,000	Ross Stores, Inc.(e)	4,733,680
217,980	Staples, Inc.(e)	4,819,538
65,400	Tiffany & Co.(e)	2,736,336
170,034	TJX Cos., Inc.(e)	5,623,024
114,600	Urban Outfitters, Inc.(b)(e)	3,592,710

		91,061,472

	Thrifts & Mortgage Finance — 0.5%
94,250	Capitol Federal Financial(e)	3,532,490
842,170	New York Community Bancorp, Inc.(e)	15,344,337
107,500	Washington Mutual, Inc.(e)	1,107,250

		19,984,077

	Tobacco — 1.9%
839,460	Altria Group, Inc.(e)	18,636,012
118,250	Loews Corp. - Carolina Group(e)	8,579,038
839,460	Philip Morris International, Inc.(b)	42,459,887
140,336	Reynolds American, Inc.(e)	8,284,034
251,697	Vector Group, Ltd.(e)	4,427,350

		82,386,321

	Trading Companies & Distributors — 0.1%
113,325	GATX Corp.(e)	4,427,608

	Wireless Telecommunication Services — 0.2%
97,000	China Mobile, Ltd., Sponsored ADR(e)	7,275,970

	Total Common Stocks (Identified Cost $3,611,920,257)	4,217,453,809

Contracts
Put Options — 0.5% of Net Assets
4,393	On S&P 500 Index expiring April 19, 2008 at 1200(c)	1,230,040
4,412	On S&P 500 Index expiring April 19, 2008 at 1225(c)	2,139,820
4,728	On S&P 500 Index expiring April 19, 2008 at 1250(c)	3,806,040
3,998	On S&P 500 Index expiring May 17, 2008 at 1200(c)	4,957,520
4,730	On S&P 500 Index expiring May 17, 2008 at 1250(c)	10,335,050

	Total Put Options (Identified Cost $42,034,862)	22,468,470

Principal Amount
Short-Term Investments — 1.8%
$77,130,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $77,132,678 on 4/1/2008, collateralized by $45,140,000 Federal National Mortgage Association, 6.250% due 5/15/2029 valued at $54,732,250; $23,915,000 Federal National Mortgage Association, 5.500% due 7/14/2028 valued at $23,944,894 including accrued interest (d) (Identified Cost $77,130,000)	77,130,000

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Total Investments — 100.3% (Identified Cost $3,731,085,119)(a)	$4,317,052,279
	Other assets less liabilities—(0.3)%	(13,876,430)

	Net Assets — 100%	$4,303,175,849

Contracts
Call Options Written — (1.0%) of Net Assets
6,121	On S&P 500 Index expiring April 19, 2008 at 1350(c)	$(9,609,970)
3,874	On S&P 500 Index expiring April 19, 2008 at 1375(c)	(2,866,760)
7,722	On S&P 500 Index expiring April 19, 2008 at 1400(c)	(2,123,550)
6,109	On S&P 500 Index expiring May 17, 2008 at 1375(c)	(12,920,535)
3,855	On S&P 500 Index expiring May 17, 2008 at 1400(c)	(4,992,225)
3,801	On S&P 500 Index expiring June 21, 2008 at 1400(c)	(9,597,525)

	Total Call Options Written (Premium Received $101,798,840)	$(42,110,565)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Options are generally valued at an average of the closing bid and asked quotations. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of March 31, 2008 the total amount of Put Options and Call Options Written were fair valued pursuant to such procedures. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $3,731,085,119 (excludes proceeds received from written options of $101,798,841) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation (in which there is an excess of value over tax cost):

Investment securities	$760,025,866
Written options	59,688,275
Aggregate gross unrealized depreciation (in which there is an excess of tax cost over value):
Investment securities	(174,058,706)
Written options	—

Net unrealized appreciation	$645,655,435

At December 31, 2007, the Fund had a capital loss carry forward of approximately $226,975,993 of which $48,810,304 expires on December 31, 2011 and $178,165,689 expires on December 31, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into option contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time.

When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from on offset against the amounts paid on the underlying instrument to determine the realized gain or loss. When a Fund writes an option, it bears the risk of an unfavorable change in the price of the underlying instrument. The writer of an option may enter into a closing transaction by purchasing an option identical to the option written. The Fund bears the risk that an illiquid market may limit its ability to enter into a closing transaction.

When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire worthless are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

The following is a summary of Gateway Fund’s written option activity:

Contracts	Number of Contracts	Premium (000’s)
Outstanding at 12/31/2007	27,928	$131,929
Options written	57,353	155,713
Options terminated in closing purchase transactions	(33,623)	(104,650)
Options expired	(20,176)	(81,193)
Outstanding at 3/31/2008	31,482	$101,799

(d)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)	All or a portion of this security is held as collateral for outstanding call options.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,294,583,809
Level 2 - Other Significant Observable Inputs	22,468,470
Level 3 - Significant Unobservable Inputs	—

Total	$4,317,052,279

Call Options Written Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	($42,110,565)
Level 3 - Significant Unobservable Inputs	—

Total	($42,110,565)

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Oil, Gas & Consumable Fuels	9.5%
Pharmaceuticals	7.0
Commercial Banks	4.6
Computers & Peripherals	4.6
Industrial Conglomerates	4.4
Diversified Financial Services	3.9
Insurance	3.9
Semiconductors & Semiconductor Equipment	3.3
Software	3.3
Diversified Telecommunication Services	3.0
Energy Equipment & Services	2.9
Household Products	2.7
Communications Equipment	2.3
Machinery	2.3
Metals & Mining	2.2
Aerospace & Defense	2.2
Specialty Retail	2.1
Chemicals	2.0
Other, less than 2% each	32.3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2008